Land Use Rights	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

	As of March 31,	As of March 31,
	2020	2019
Land use rights, cost	$811,194	$853,552
Less: accumulated amortization	(91,472)	(79,178)
Land use rights, net	$719,722	$774,374

As of March 31, 2020 and 2019, the Company pledged its land use right on its land with a carrying value of $719,722 (29,720 square meters) and $95,540 (12,120 square meters), respectively, as the collateral for a short-term bank loans (see Note 9).

Amortization expense was $16,502 and $17,076 for the years ended March 31, 2020 and 2019, respectively.

Estimated future amortization expense is as follows as of March 31, 2020:

Years ending March 31,	Amortization expense

2021	$16,502
2022	16,502
2023	16,502
2024	16,502
2025	16,502
Thereafter	637,212
$719,722